Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 2,052	$ 2,082	$ 7,759	$ 7,669	$ 7,947
Net change in unrealized (loss) gain on available-for-sale securities, net of tax effect	(309)	(312)	(530)	1,906	314
Net change in unrecognized pension plan costs, net of tax effect			(217)	(381)	(132)
Net change in derivatives, net of tax effect	52	34	182	146	(95)
Net change in unrealized gain (loss) on equity investment, net of tax effect	6	13	8	(31)	62
Comprehensive income	$ 1,801	$ 1,817	$ 7,202	$ 9,309	$ 8,096